Receivables and Related Allowances - Schedule of Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Receivables And Related Allowances [Line Items]
Gas utility customer accounts receivable balance	$ 94,695